Shareholder Report, Line Graph (Details) LMA7500_Franklin Templeton Aggressive Model Portfolio_Class I_TSR Annual {Class I} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020	Dec. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
Accumulated Value	$ 18,451	$ 15,598	$ 13,170	$ 15,795	$ 13,190	$ 10,000	$ 21,642
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	22,517	18,186	14,439	17,872	14,221	10,000	$ 26,377
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Composite Benchmark
Accumulated Value	19,783	16,702	13,619	16,554	13,709	10,000	$ 23,409
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	$ 9,389	$ 9,273	$ 8,786	$ 10,100	$ 10,258	$ 10,000	$ 10,076